Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	17 Months Ended		20 Months Ended		29 Months Ended								60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 17, 2023	Jun. 30, 2023	Apr. 28, 2023	Dec. 31, 2022	Aug. 04, 2022	Aug. 02, 2022	Jul. 27, 2022	Jul. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000236658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,968.68	$ 12,968.68		$ 12,968.68		$ 12,968.68		$ 12,968.68		$ 12,968.68		$ 12,968.68		$ 12,968.68	$ 12,968.68		$ 12,327.18		$ 11,622.63			$ 10,860.73		$ 10,194.31		$ 10,000
Average Annual Return, Percent	11.59%							11.37%	[1]
C000236659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,468.87	11,468.87		11,468.87		11,468.87		$ 11,468.87		$ 11,468.87		11,468.87		11,468.87	11,468.87		11,083.43		10,810.75			10,252.82		9,996.91				$ 10,000
Average Annual Return, Percent	6.09%									5.76%	[2]
C000236660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 14,745.68	14,745.68		14,745.68		14,745.68		14,745.68		$ 14,745.68		$ 14,745.68		14,745.68	14,745.68		13,587.97		12,206.96			11,483.47		9,675.14			$ 10,000
Average Annual Return, Percent	20.80%											17.33%	[3]
C000236661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,436	11,436		11,436		$ 11,436		11,436		11,436		$ 11,436		11,436	11,436		11,075		10,739			10,379		10,087	$ 10,000
Average Annual Return, Percent	6.50%					5.73%	[4]
C000241418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,337.98	10,337.98		$ 10,337.98		$ 10,337.98		10,337.98		10,337.98		10,337.98		10,337.98	10,337.98	$ 11,062.73	10,127.74	$ 10,377.61	10,087.44	$ 9,364		10,652	$ 10,000
Average Annual Return, Percent	2.48%			2.00%	[5]
C000242914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,308.73	$ 11,308.73		$ 11,308.73		11,308.73		11,308.73		11,308.73		11,308.73		11,308.73	11,308.73	11,290.29	10,925.85	10,766.73	10,536.53	10,162.7	$ 10,000
Average Annual Return, Percent	7.33%	8.81%	[6]
C000242915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 15,593.24	$ 15,593.24		15,593.24		15,593.24		15,593.24		15,593.24		15,593.24		$ 15,593.24	$ 15,593.24				14,628.15					12,480.58					$ 14,918.32	$ 14,154.95	$ 12,501.16	$ 10,562.77	$ 11,443.06	$ 10,019.8	$ 9,724.78	$ 10,000
Average Annual Return, Percent	6.60%													4.52%	4.54%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 14,712.76527	14,712.76527		14,712.76527		14,712.76527		$ 14,712.76527		14,712.76527		$ 14,712.76527		$ 14,712.76527	$ 14,712.76527		13,494.67493		11,883.55477			10,960.13818		9,434.625118		10,000	10,000
Average Annual Return, Percent	23.81%							17.34%	[1]			18.10%	[3]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,432.52457	$ 10,432.52457		10,432.52457		$ 10,432.52457		$ 10,432.52457		$ 10,432.52457		$ 10,432.52457		10,432.52457	10,432.52457	10,762.02266	10,230.43388	10,223.77665	10,303.70386	9,646.113685	$ 10,000	9,808.124368		9,607.077057	10,000			$ 10,000
Average Annual Return, Percent	1.25%	2.94%	[6]			0.48%	[4]			1.07%	[2]
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 15,138.09895	$ 15,138.09895		15,138.09895		$ 15,138.09895		15,138.09895		$ 15,138.09895		$ 15,138.09895		15,138.09895	15,138.09895		13,888.75357		12,158.0391999999			11,211.68832		9,608.876378			10,000
Average Annual Return, Percent	24.51%											18.60%	[3]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,184.98882	15,184.98882		15,184.98882		15,184.98882		15,184.98882		15,184.98882		$ 15,184.98882		15,184.98882	15,184.98882		14,003.44157		12,146.07485			11,242.67579		9,617.786862			$ 10,000
Average Annual Return, Percent	25.02%											18.75%	[3]
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,188.24149	11,188.24149		11,188.24149		$ 11,188.24149		11,188.24149		11,188.24149		$ 11,188.24149		11,188.24149	11,188.24149		10,909.70612		10,630.01336			10,350.59292		10,122.38345	10,000
Average Annual Return, Percent	5.25%					4.77%	[4]
ICE BofA 1 Year U S Treasury Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year U.S. Treasury Note Index
Account Value	$ 10,992.91586	10,992.91586		10,992.91586		$ 10,992.91586		10,992.91586		10,992.91586		10,992.91586		10,992.91586	10,992.91586		10,699.13248		10,494.87947			10,187.64759		10,020.20432	$ 10,000
Average Annual Return, Percent	4.75%					4.01%	[4]
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 13,400.87477	13,400.87477		$ 13,400.87477		$ 13,400.87477		13,400.87477		13,400.87477		13,400.87477		13,400.87477	13,400.87477	$ 13,422.03188	12,618.86721	$ 12,295.30892	11,292.46828	$ 10,135.45642		10,498.90605	$ 10,000
Average Annual Return, Percent	18.67%			19.20%	[5]
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex USA Index
Account Value	$ 15,985.13728	15,985.13728		$ 15,985.13728		15,985.13728		15,985.13728		15,985.13728		15,985.13728		$ 15,985.13728	$ 15,985.13728				15,146.91583					13,101.02382					$ 15,597.07364	$ 14,465.30227	$ 13,072.79237	$ 10,758.4973	$ 12,538.36074	$ 9,857.846193	$ 9,433.786916	$ 10,000
Average Annual Return, Percent	5.53%													4.10%	4.80%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 12,813.95579	$ 12,813.95579		$ 12,813.95579		$ 12,813.95579		$ 12,813.95579		$ 12,813.95579		$ 12,813.95579		$ 12,813.95579	$ 12,813.95579		$ 11,946.38655		$ 11,204.115			$ 10,566.71865		$ 10,051.89606		$ 10,000
Average Annual Return, Percent	14.37%							10.81%	[1]

[1]	The inception date of the Fund was August 2, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
[2]	The inception date of the Fund was July 21, 2022. The returns of the index listed above are based on the inception date of the Fund.
[3]	The inception date of the Fund was July 27, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
[4]	The inception date of the Fund was August 4, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
[5]	The inception date of the Fund was April 28, 2023. The returns of the index listed above are based on the inception date of the Fund.
[6]	The inception date of the Fund was July 17, 2023. The returns of the index listed above are based on the inception date of the Fund.